Basis of presentation	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.	Basis of presentation:

Cardiome Pharma Corp. (the “Company”) was incorporated under the Company Act (British Columbia) on December 12, 1986 and was continued under the laws of Canada on March 8, 2002. Cardiome Pharma Corp. is a specialty pharmaceutical company dedicated to the development and commercialization of cardiovascular therapies that will improve the quality of life and health of patients suffering from heart disease. Cardiome has two marketed, in-hospital, cardiology products, BRINAVESSTM (vernakalant IV), approved in Europe and other territories for the rapid conversion of recent onset atrial fibrillation to sinus rhythm in adults, and AGGRASTAT® (tirofiban HCl), a reversible GP IIb/IIIa inhibitor indicated for use in patients with acute coronary syndrome. Cardiome also commercializes ESMOCARD® and ESMOCARD LYO® (esmolol hydrochloride), a short-acting beta-blocker used to control rapid heart rate in a number of cardiovascular indications, in select European markets. Cardiome has also licensed TREVYENT®, a development stage drug device combination product that is under development for pulmonary arterial hypertension, in certain regions outside the United States.

The Company has financed its cash requirements primarily from sales of BRINAVESSTM and AGGRASTAT®, share issuances, a term loan facility, and cash from a previous collaborative partner. The Company’s ability to attain profitability and positive cash flows from operations is dependent on a number of factors, including the extent to which BRINAVESSTM will be commercially successful globally, the extent to which AGGRASTAT® sales will remain stable as it faces generic competition in certain markets, and business development activities, the outcome of which cannot be predicted at this time. As a result, it may be necessary for the Company to obtain additional funds in the future. These funds may come from sources such as the issuance of equity and/or debt securities, or alternative sources of financing. There can be no assurance that the Company will be able to successfully obtain sufficient funds to continue the development and commercialization of its products and its operational activities.